UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04616 )

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/08 (Unaudited)

CORPORATE BONDS AND NOTES (79.6%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.4%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$2,610,000	$2,479,500
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		565,000	500,731
			2,980,231

Automotive (3.4%)
Allison Transmission 144A company guaranty 11s, 2015		2,555,000	2,350,600
Dana Corp. 5.85s, 2015 (In default) (NON)		2,135,000	50,386
Ford Motor Credit Co., LLC notes 7 7/8s, 2010 (S)		3,200,000	2,758,493
Ford Motor Credit Co., LLC notes 7.8s, 2012		405,000	300,779
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		5,615,000	4,606,239
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		1,530,000	1,339,980
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		1,345,000	1,250,075
General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011		3,925,000	2,521,813
Lear Corp. company guaranty 8 1/2s, 2013 (S)		1,955,000	1,564,000
Meritor Automotive, Inc. notes 6.8s, 2009		1,637,000	1,612,445
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		1,810,000	1,538,500
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		105,000	109,200
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015		1,170,000	1,050,075
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		1,995,000	1,715,700
UCI Holdco, Inc. sr. unsec. notes FRN 11.383s, 2013
(PIK)		1,197,229	921,866
			23,690,151

Basic Materials (7.6%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018		1,920,000	1,939,200
AK Steel Corp. company guaranty 7 3/4s, 2012		2,525,000	2,581,813
Aleris International, Inc. company guaranty 10s, 2016		1,090,000	760,275
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		1,905,000	1,485,900
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 7.054s, 2012		1,675,000	1,130,625
Century Aluminum Co. company guaranty 7 1/2s, 2014		1,810,000	1,755,700
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.776s, 2013 (Netherlands)		1,165,000	956,756
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		4,070,000	4,304,025
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015 (S)		2,030,000	2,131,500
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015		715,000	720,825
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,900,000	1,928,500
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,
2017		140,000	129,850
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,007,000	2,082,263
Hercules, Inc. company guaranty 6 3/4s, 2029		1,630,000	1,638,150
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		875,000	728,438
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		1,650,000	1,534,500
Huntsman, LLC company guaranty sr. unsub. notes
11 5/8s, 2010		3,000	3,105
International Paper Co. bonds 7.4s, 2014		1,345,000	1,372,220
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		540,000	469,800
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,855,000	1,938,475
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		3,860,000	3,483,650
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		2,235,000	2,350,395
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		670,000	692,868
NewPage Corp. company guaranty 10s, 2012		2,115,000	2,051,550
NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)		566,186	525,138
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada) (S)		1,670,000	1,367,313
Novelis, Inc. company guaranty 7 1/4s, 2015		2,860,000	2,652,650
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,130,000	1,544,670
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$1,240,000	992,000
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		310,000	306,900
Steel Dynamics, Inc. company guaranty sr. unsec.

unsub. notes 6 3/4s, 2015		2,900,000	2,704,250
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		1,085,000	1,059,231
Stone Container Corp. sr. notes 8 3/8s, 2012		1,960,000	1,719,900
Tube City IMS Corp. company guaranty 9 3/4s, 2015		1,530,000	1,430,550
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		855,000	726,750
			53,199,735

Building Materials (0.9%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		2,330,000	2,324,175
NTK Holdings, Inc. sr. disc. notes zero %, 2014		1,765,000	741,300
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		715,000	668,525
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013		360,000	339,300
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		3,495,000	2,131,950
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013		345,000	322,575
			6,527,825

Capital Goods (5.8%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		2,810,000	2,732,725
Baldor Electric Co. company guaranty 8 5/8s, 2017		520,000	526,500
BBC Holding Corp. sr. notes 8 7/8s, 2014		1,450,000	1,203,500
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 7.541s, 2015		1,745,000	1,657,750
Blount, Inc. sr. sub. notes 8 7/8s, 2012		2,160,000	2,203,200
Bombardier, Inc. 144A sr. unsec. notes FRN 8.09s, 2013
(Canada)	EUR	1,195,000	1,731,499
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$1,105,000	1,124,338
General Cable Corp. company guaranty sr. unsec. notes
FRN 6.258s, 2015		1,900,000	1,643,500
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		1,975,000	1,935,500
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015 (S)		365,000	367,738
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		2,855,000	2,769,350
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015 (S)		2,985,000	2,858,138
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014 (S)		1,550,000	1,495,750
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		575,000	541,938
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,605,000	3,728,525
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	485,000	652,307
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$2,900,000	2,827,500
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		2,230,000	2,185,400
TD Funding Corp. company guaranty 7 3/4s, 2014		1,780,000	1,731,050
Terex Corp. company guaranty 7 3/8s, 2014		2,190,000	2,157,150
Titan International, Inc. company guaranty 8s, 2012		3,280,000	3,247,200
WCA Waste Corp. company guaranty 9 1/4s, 2014		1,230,000	1,217,700
			40,538,258

Coal (1.2%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		4,165,000	4,154,588
Peabody Energy Corp. company guaranty 7 3/8s, 2016		4,020,000	4,140,600
			8,295,188

Communication Services (7.6%)
American Tower Corp. sr. notes 7 1/2s, 2012		1,020,000	1,040,400
American Tower Corp. 144A sr. notes 7s, 2017		705,000	701,475
BCM Ireland Finance Ltd. 144A FRN 9.965s, 2016 (Cayman
Islands)	EUR	630,000	790,592
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$845,000	880,913
Centennial Communications Corp. sr. notes 10s, 2013		885,000	920,400
Centennial Communications Corp. sr. unsec. notes FRN
8.541s, 2013		420,000	417,900
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,005,000	924,600
Citizens Communications Co. notes 9 1/4s, 2011		1,660,000	1,718,100
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		2,945,000	2,919,231
Cricket Communications, Inc. company guaranty sr.
unsec. notes Ser. *, 9 3/8s, 2014		245,000	242,856
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		1,100,000	1,032,680
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		1,375,000	1,409,375
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013		10,000	2,750
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		3,001,000	3,057,269
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		4,565,000	4,798,956
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015

(Bermuda) (STP)		690,000	588,225
iPCS, Inc. company guaranty sr. sec. notes FRN 4.926s,
2013 (S)		680,000	603,500
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		2,520,000	2,312,100
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		1,070,000	930,900
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		3,445,000	3,414,856
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		2,805,000	2,279,063
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		455,000	437,938
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		1,020,000	826,200
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		2,650,000	2,411,500
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		3,555,000	3,581,663
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,135,000	913,675
Rural Cellular Corp. sr. unsec. sub. FRN 8.623s, 2012		545,000	555,900
Rural Cellular Corp. sr. unsec. sub. notes FRN 5.681s,
2013		935,000	953,700
Sprint Capital Corp. company guaranty 6 7/8s, 2028		2,620,000	2,227,000
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		1,235,000	1,160,900
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		930,000	942,788
West Corp. company guaranty 11s, 2016		520,000	406,900
West Corp. company guaranty 9 1/2s, 2014		1,710,000	1,457,775
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	860,000	1,240,550
Windstream Corp. company guaranty 8 5/8s, 2016		$3,475,000	3,440,250
Windstream Corp. company guaranty 8 1/8s, 2013		1,530,000	1,514,700
			53,057,580

Consumer (0.7%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		2,625,000	2,565,938
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015 (S)		2,680,000	2,063,600
			4,629,538

Consumer Staples (10.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		930,000	906,750
Affinion Group, Inc. company guaranty 10 1/8s, 2013		2,685,000	2,644,725
Affinity Group, Inc. sr. sub. notes 9s, 2012		1,765,000	1,570,850
AMC Entertainment, Inc. company guaranty 11s, 2016		1,061,000	1,076,915
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (NON)(F)		424,297	59
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		710,000	642,550
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016		1,475,000	1,006,688
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014		965,000	685,150
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default)		660,000	6,600
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		655,000	648,450
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		25,000	13,500
CCH I, LLC sec. notes 11s, 2015		5,684,000	4,362,470
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		1,160,000	1,113,600
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		4,920,000	4,698,600
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		2,060,000	1,673,750
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		290,000	247,225
Church & Dwight Co., Inc. company guaranty 6s, 2012		940,000	916,500
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		1,180,000	1,138,700
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		1,575,000	1,504,125
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		285,000	138,938
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		3,015,000	2,939,625
Dean Foods Co. company guaranty 7s, 2016 (S)		1,385,000	1,281,125
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		2,625,000	2,651,250
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		3,815,000	3,595,638
DirecTV Holdings, LLC 144A sr. notes 7 5/8s, 2016		505,000	503,738
Echostar DBS Corp. company guaranty 7 1/8s, 2016		125,000	115,000
Echostar DBS Corp. company guaranty 6 5/8s, 2014		235,000	216,200
Echostar DBS Corp. sr. notes 6 3/8s, 2011		3,010,000	2,942,275
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		1,945,000	1,818,575
Hertz Corp. company guaranty 8 7/8s, 2014		1,940,000	1,816,325
Idearc, Inc. company guaranty 8s, 2016		4,145,000	1,875,613
Jarden Corp. company guaranty 7 1/2s, 2017 (S)		3,185,000	2,834,650
Liberty Media, LLC sr. notes 5.7s, 2013		680,000	599,678
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009		845,000	855,099
Marquee Holdings, Inc. sr. disc. notes 12s, 2014		1,840,000	1,462,800
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		1,700,000	1,721,250
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)		2,060,000	1,411,100
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		930,000	885,825

OSI Restaurant Partners, Inc. company guaranty 10s,
2015	720,000	396,000
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	160,000	139,200
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	885,000	708,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	2,533,000	2,545,665
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	6,000	3,300
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	28,000	14,420
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	1,730,000	1,764,600
Rite Aid Corp. company guaranty 9 1/2s, 2017	125,000	80,625
Rite Aid Corp. company guaranty 9 3/8s, 2015	1,760,000	1,135,200
Rite Aid Corp. sec. notes 7 1/2s, 2017	180,000	149,400
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	2,060,000	1,611,950
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	2,490,000	1,307,250
Spectrum Brands, Inc. sr. unsec. sub. notes company
guaranty stepped-coupon 11 1/2s (12s, 10/2/08), 2013
(STP) (PIK)	1,370,000	959,000
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	1,420,000	1,267,350
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	245,000	238,263
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.551s, 2010	1,110,000	1,073,925
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)	1,460,000	1,043,900
Young Broadcasting, Inc. company guaranty 10s, 2011	1,142,000	411,120
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	395,000	126,400
		69,497,479

Energy (Oil Field) (3.3%)
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	3,185,000	3,312,400
Complete Production Services, Inc. company guaranty
8s, 2016 (S)	2,875,000	2,824,688
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	285,000	280,013
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	3,040,000	3,024,800
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	955,000	888,150
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	3,720,000	3,348,000
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	1,405,000	1,415,538
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,455,000	1,367,700
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	1,188,775	1,223,539
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	1,350,000	1,353,290
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	1,250,000	1,268,750
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	3,095,000	2,282,563
		22,589,431

Financial (2.9%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	2,455,000	2,221,775
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010 (S)	5,265,000	4,201,423
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	605,000	363,083
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012 (S)	5,980,000	3,508,137
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	4,524,000	2,456,378
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	1,600,000	936,240
GMAC, LLC sr. unsec. unsub. notes FRN 4.88s, 2014	255,000	133,837
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	555,000	442,613
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	320,000	285,600
Lender Processing Services, Inc. 144A sr. unsec. notes
8 1/8s, 2016	1,580,000	1,605,675
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	510,000	513,188
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	1,460,000	1,374,225
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	815,000	758,555
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	1,195,000	1,036,663
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	180,000	149,597
USI Holdings Corp. 144A sr. unsec. notes FRN 6.679s,
2014	330,000	263,175
		20,250,164

Gaming & Lottery (2.8%)
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	1,250,000	946,875
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,020,000	787,950
Harrah's Operating Co., Inc. 144A company guaranty sr.
notes 10 3/4s, 2016	3,210,000	2,158,725
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	25,000	17,875
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,995,000	1,456,350
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,670,000	1,615,725
MGM Mirage, Inc. company guaranty 6s, 2009	3,440,000	3,371,200
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	1,890,000	1,464,750
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,

2012	2,037,000	1,986,075
Station Casinos, Inc. sr. notes 6s, 2012 (S)	1,600,000	1,116,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	5,110,000	2,337,825
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	2,620,000	2,387,475
		19,646,825

Health Care (7.9%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	4,275,000	4,317,750
DaVita, Inc. company guaranty 6 5/8s, 2013	1,820,000	1,774,500
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	2,975,000	2,796,500
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	1,325,000	1,336,594
HCA, Inc. sr. sec. notes 9 1/4s, 2016 (S)	5,145,000	5,292,919
HCA, Inc. sr. sec. notes 9 1/8s, 2014	3,525,000	3,621,938
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	930,000	918,375
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	2,585,000	2,248,950
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	660,000	661,650
Omnicare, Inc. company guaranty 6 3/4s, 2013	185,000	173,438
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	514,000	475,450
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	2,030,000	1,969,100
Select Medical Corp. company guaranty 7 5/8s, 2015	3,210,000	2,760,600
Service Corporation International debs. 7 7/8s, 2013	1,185,000	1,187,963
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	3,275,000	3,013,000
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	2,790,000	2,692,350
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	1,325,000	1,325,000
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,540,000	1,155,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	1,290,000	1,122,300
Tenet Healthcare Corp. notes 7 3/8s, 2013	2,560,000	2,403,200
Tenet Healthcare Corp. sr. unsec. notes 6 1/2s, 2012	590,000	570,825
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	3,070,000	2,962,550
US Oncology, Inc. company guaranty 9s, 2012	2,800,000	2,800,000
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	3,111,000	3,056,558
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,230,000	2,352,650
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	865,000	869,325
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	690,000	668,438
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	850,000	807,500
		55,334,423

Homebuilding (1.0%)
D.R. Horton, Inc. company guaranty 8s, 2009	140,000	140,000
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	1,170,000	1,158,300
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	1,025,000	1,046,781
Meritage Homes Corp. company guaranty 6 1/4s, 2015	1,490,000	1,162,200
Meritage Homes Corp. sr. notes 7s, 2014	245,000	194,775
Realogy Corp. company guaranty sr. notes zero %, 2014
(PIK)	1,475,000	693,250
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	2,370,000	1,398,300
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	1,005,000	969,825
		6,763,431

Household Furniture and Appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	945,000	760,725

Lodging/Tourism (0.8%)
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)	955,000	921,575
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	450,000	387,000
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	3,410,000	3,188,350
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 5.276s, 2014	1,100,000	882,750
		5,379,675

Oil & Gas (8.1%)
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	444,000	386,280
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	2,310,000	2,003,925
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	220,000	204,600
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	3,005,000	3,035,050

Chesapeake Energy Corp. sr. notes 7s, 2014	1,125,000	1,113,750
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	3,650,000	3,426,438
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	2,015,000	1,939,438
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	2,360,000	2,436,700
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,730,000	1,688,913
El Paso Natural Gas Co. debs. 8 5/8s, 2022	765,000	842,330
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	880,000	787,600
Encore Acquisition Co. sr. sub. notes 6s, 2015	2,295,000	2,002,388
Forest Oil Corp. sr. notes 8s, 2011	3,105,000	3,174,863
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	2,350,000	2,085,625
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	1,225,000	1,108,625
Newfield Exploration Co. sr. sub. notes 7 1/8s, 2018	860,000	808,400
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	300,000	279,375
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,530,000	2,381,363
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013
(S)	3,630,000	3,611,850
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	1,340,000	1,400,300
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	1,920,000	1,737,600
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	365,000	347,663
Plains Exploration & Production Co. company guaranty
7s, 2017	3,065,000	2,758,500
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	1,555,000	1,352,850
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	565,000	546,638
Range Resources Corp. company guaranty sr. sub. notes
7 1/4s, 2018	810,000	785,700
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,870,000	1,636,250
SandRidge Energy, Inc. sr. notes 8s, 2018	230,000	215,625
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. FRN 6.416s, 2014	675,000	633,029
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 8 5/8s, 2015 (PIK)	1,885,000	1,823,738
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	3,135,000	2,978,250
Whiting Petroleum Corp. company guaranty 7s, 2014	2,530,000	2,403,500
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,225,000	1,258,688
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	2,600,000	2,717,000
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	700,000	710,500
		56,623,344

Publishing (1.2%)
American Media, Inc. sr. unsec. sub. notes company
guaranty 8 7/8s, 2011	305,000	225,700
American Media, Inc. sr. unsec. sub. notes company
guaranty Ser. B, 10 1/4s, 2009	2,120,000	1,632,400
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	77,083	59,354
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011	11,090	8,207
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,356,600	1,164,980
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	1,110,000	1,085,025
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	375,000	217,500
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	410,000	385,400
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	2,322,000	1,706,670
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	1,980,000	1,188,000
Vertis, Inc. company guaranty 9 3/4s, 2009 (In default)	500,000	415,000
		8,088,236

Retail (1.5%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	1,925,000	1,501,500
Autonation, Inc. company guaranty sr. unsec. notes FRN
4.791s, 2013	980,000	808,500
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	1,355,000	640,238
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015	55,000	15,400
Harry & David Holdings, Inc. company guaranty 9s, 2013	1,355,000	1,002,700
Harry & David Holdings, Inc. company guaranty sr.
unsec. notes FRN 7.68s, 2012	385,000	242,550
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	2,095,000	1,340,800
Michaels Stores, Inc. company guaranty 10s, 2014	890,000	667,500
Neiman-Marcus Group, Inc. company guaranty 9s, 2015 (S)	2,885,000	2,805,662
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,690,000	1,371,013
		10,395,863

Technology (5.1%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	985,000	743,675

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	1,073,000	815,480
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	1,160,000	1,087,500
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	390,000	427,050
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	395,000	425,119
Avago Technologies Finance company guaranty FRN
8.182s, 2013 (Singapore)	7,000	7,000
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	425,000	426,063
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	705,000	676,800
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	1,605,000	1,434,469
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	570,000	527,250
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014 (S)	4,380,000	3,547,800
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016 (S)	1,385,000	1,062,988
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	320,000	249,600
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	670,000	685,075
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	685,000	688,425
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	1,120,000	1,092,000
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	1,225,000	851,375
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	1,235,000	791,944
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada) (S)	575,000	531,875
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 7.041s, 2011 (Canada)	2,415,000	2,239,913
Nortel Networks, Ltd. 144A sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	765,000	707,625
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 5.541s, 2013 (Netherlands)	1,660,000	1,290,650
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	2,317,000	1,899,940
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	1,140,000	809,400
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	290,000	261,725
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	1,880,000	1,696,700
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	1,065,000	955,123
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	1,646,000	1,658,345
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	5,128,000	5,204,920
Travelport LLC company guaranty 11 7/8s, 2016	495,000	372,488
Travelport LLC company guaranty 9 7/8s, 2014	1,605,000	1,312,088
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	1,045,000	1,039,775
		35,520,180

Textiles (1.2%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014	2,630,000	2,274,950
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	1,490,000	1,281,400
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	3,405,000	3,068,756
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	1,475,000	1,434,438
		8,059,544

Tire & Rubber (0.1%)
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	605,000	621,638

Utilities & Power (6.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	670,000	659,950
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	1,557,000	1,611,495
AES Corp. (The) 144A sr. notes 8s, 2020	520,000	497,900
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	1,335,000	1,401,750
CMS Energy Corp. sr. notes 8 1/2s, 2011	490,000	515,289
CMS Energy Corp. sr. notes 7 3/4s, 2010	1,190,000	1,225,588
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,430,000	1,333,742
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	555,000	543,206
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	2,180,000	2,130,950
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	755,000	755,000
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	885,000	887,213
Edison Mission Energy sr. unsec. notes 7.2s, 2019	1,920,000	1,843,200
Edison Mission Energy sr. unsec. notes 7s, 2017 (S)	1,015,000	971,863
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	705,000	696,188
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	2,495,000	2,170,650
Ferrellgas LP/Finance 144A sr. notes 6 3/4s, 2014	570,000	495,900
Ipalco Enterprises, Inc. sr. sec. notes 7 5/8s, 2011	805,000	837,200
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	230,000	230,575
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	1,440,000	1,472,400
Mirant North America, LLC company guaranty 7 3/8s, 2013	2,960,000	2,937,800
NRG Energy, Inc. company guaranty 7 3/8s, 2017	935,000	913,963
NRG Energy, Inc. sr. notes 7 3/8s, 2016	6,535,000	6,453,313
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	1,445,000	1,560,600
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	2,050,000	2,070,500

Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	485,000	498,785
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	1,940,000	2,029,046
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	680,000	691,995
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012	1,165,000	1,177,080
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	140,000	137,316
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	610,000	636,791
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	305,000	294,835
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	1,055,000	1,090,826
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	68,000	70,447
Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	705,000	706,763
		41,550,119

Total corporate bonds and notes (cost $611,127,332)		$553,999,583

SENIOR LOANS (10.6%)(a)(c)

	Principal amount	Value

Automotive (0.4%)
Allison Transmission bank term loan FRN Ser. B,
5.332s, 2014	$1,465,783	$1,314,624
Dana Corp. bank term loan FRN 6 3/4s, 2015	1,219,623	1,121,037
		2,435,661

Basic Materials (0.9%)
Domtar Corp. bank term loan FRN 3.838s, 2014 (Canada)	1,018,861	975,530
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.451s, 2013	2,384,730	2,251,653
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.55s, 2014	393,025	379,023
Huntsman International, LLC bank term loan FRN Ser. B,
4.213s, 2012	1,726,524	1,626,289
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
4.885s, 2014 (United Kingdom)	217,778	184,022
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
5.385s, 2015 (United Kingdom)	217,778	184,022
NewPage Holding Corp. bank term loan FRN 6.563s, 2014	472,625	460,455
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.299s, 2012	436,839	418,585
		6,479,579

Capital Goods (0.8%)
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	561,344	547,856
Allied Waste Industries, Inc. bank term loan FRN
3.97s, 2012	817,915	798,262
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.601s, 2014	38,821	36,146
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.801s, 2014	744,858	693,533
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
6 1/2s, 2014	590,000	588,525
Sensata Technologies BV bank term loan FRN 4.543s,
2013 (Netherlands)	355,220	311,928
Sequa Corp. bank term loan FRN 6.025s, 2014	724,713	689,685
Transdigm, Inc. bank term loan FRN 4.801s, 2013	225,000	217,125
Wesco Aircraft Hardware Corp. bank term loan FRN
8.56s, 2014	990,000	962,775
Wesco Aircraft Hardware Corp. bank term loan FRN
5.06s, 2013	634,000	607,847
		5,453,682

Communication Services (0.4%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.314s, 2015	1,506,206	1,488,508
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 4.966s, 2015	1,251,847	1,247,075
Cricket Communications, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2013	31,838	31,413
		2,766,996

Consumer Cyclicals (2.2%)
CCM Merger, Inc. bank term loan FRN Ser. B, 4.798s,
2012	649,592	583,009
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	400,000	366,000
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.65s, 2014	822,935	442,327
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4.788s, 2014	307,065	165,048
Golden Nugget, Inc. bank term loan FRN Ser. B, 4.48s,
2014	238,636	200,455

Golden Nugget, Inc. bank term loan FRN Ser. DD, 4.47s,
2014 (U)	136,364	114,545
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2011	1,358,100	1,340,309
Landsource Communities/NWHL Investment bank term loan
FRN 6 3/4s, 2013	1,444,071	932,870
Lear Corp bank term loan FRN 5.134s, 2013	2,156,779	1,911,782
Navistar Financial Corp. bank term loan FRN 5.695s,
2012	940,000	865,975
Navistar International Corp. bank term loan FRN
6.191s, 2012	2,585,000	2,381,431
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.557s, 2013	815,000	660,150
Ticketmaster bank term loan FRN Ser. B, 5.73s, 2014	485,000	487,425
Tribune Co. bank term loan FRN Ser. B, 5.786s, 2014	3,533,091	2,425,467
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/4s, 2011	1,095,000	886,266
United Components, Inc. bank term loan FRN Ser. D,
4.81s, 2012	194,222	184,026
Visteon Corp. bank term loan FRN Ser. B, 5.47s, 2013	1,370,000	976,125
Visteon Corp. bank term loan FRN Ser. B1, 6.1s, 2013	55,000	39,188
		14,962,398

Consumer Staples (1.5%)
Cablevision Systems Corp. bank term loan FRN 4.214s,
2013	1,080,856	1,027,894
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	279,300	274,800
Charter Communications, Inc. bank term loan FRN 4.8s,
2014	289,455	252,831
Citadel Communications bank term loan FRN Ser. B,
4.275s, 2014	760,000	609,900
Dole Food Co. bank term loan FRN Ser. B, 7.546s, 2013	133,700	122,711
Dole Food Co. bank term loan FRN Ser. C, 7.46s, 2013	445,666	409,038
Dole Food Co. bank term loan FRN Ser. C, 5.23s, 2013	60,635	55,651
Idearc, Inc. bank term loan FRN Ser. B, 4.786s, 2014	1,069,146	748,402
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.223s, 2015	1,363,077	1,258,461
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.433s, 2014	354,663	323,408
Rental Service Corp. bank term loan FRN 6.3s, 2013	2,010,000	1,626,844
Rite-Aid Corp. bank term loan FRN Ser. B, 4.223s, 2014	119,700	106,084
Six Flags Theme Parks bank term loan FRN 4.795s, 2015	2,512,767	2,150,660
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.028s, 2014	1,850,000	1,484,111
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.313s, 2012	78,824	64,636
		10,515,431

Energy (--%)
Enterprise GP Holdings, LP bank term loan FRN 4.905s,
2014	135,000	131,878

Financial (0.1%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.62s, 2010 (R)	125,000	109,531
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.467s, 2014	458,850	423,748
		533,279

Gaming & Lottery (0.1%)
Isle of Capri Casinos, Inc. bank term loan FRN 4.551s,
2014	614,060	522,718
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
4.551s, 2014	192,302	163,697
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
4.551s, 2014	245,624	209,087
		895,502

Health Care (1.9%)
Bausch & Lomb, Inc. bank term loan FRN Ser. B, 6.051s,
2015	1,475,551	1,436,147
Bausch & Lomb, Inc. bank term loan FRN Ser. DD,
6.051s, 2015 (U)	370,741	360,841
Biomet, Inc. bank term loan FRN Ser. B, 5.801s, 2015	1,052,349	1,030,645
Community Health Systems, Inc. bank term loan FRN Ser.
B, 4.854s, 2014	1,591,051	1,503,725
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 0 1/2s, 2014 (U)	83,236	78,668
Fenwal Controls of Japan, LTD. bank term loan FRN
4.899s, 2014 (Japan)	2,156,550	1,881,590
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 5.052s, 2014 (Japan)	339,178	295,933
Health Management Associates, Inc. bank term loan FRN
4.551s, 2014	1,740,087	1,593,147
Healthsouth Corp. bank term loan FRN Ser. B, 5.29s,
2013	1,584,438	1,498,991
Hologic, Inc. bank term loan FRN Ser. B, 5 3/4s, 2013
(U)	483,796	480,773

IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.043s, 2014	2,310,296	1,998,406
United Surgical Partners International, Inc. bank term
loan FRN 4.631s, 2014	1,295,000	1,175,213
		13,334,079

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 5.32s, 2013 (R)(	254,100	209,738
Realogy Corp. bank term loan FRN Ser. B, 5.462s, 2013
(R)(	943,800	779,029
		988,767

Oil & Gas (0.1%)
Quicksilver Resources, Inc. bank term loan FRN 7 3/4s,
2013	450,000	445,500
Targa Resources, Inc. bank term loan FRN 4.654s, 2012	277,014	265,656
Targa Resources, Inc. bank term loan FRN 2.676s, 2012	156,348	149,938
		861,094

Retail (0.2%)
Claire's Stores, Inc. bank term loan FRN 5.445s, 2014	775,533	518,222
Michaels Stores, Inc. bank term loan FRN Ser. B,
4 3/4s, 2013	780,075	601,390
		1,119,612

Technology (0.5%)
Compucom Systems, Inc. bank term loan FRN 5.97s, 2014	967,688	895,111
First Data Corp. bank term loan FRN Ser. B1, 5.252s,
2014	1,217,309	1,115,528
First Data Corp. bank term loan FRN Ser. B3, 5.552s,
2014	918,063	841,010
Flextronics International, Ltd. bank term loan FRN
Ser. B, 5.041s, 2014 (Singapore)	227,079	206,003
Flextronics International, Ltd. bank term loan FRN
Ser. B, 5.041s, 2014 (Singapore)	790,234	716,891
		3,774,543

Tire & Rubber (0.4%)
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	2,960,000	2,701,000

Transportation (--%)
UAL Corp. bank term loan FRN Ser. B, 4.573s, 2014	67,219	49,014

Utilities & Power (1.0%)
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.213s, 2014	4,471,337	4,167,036
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.269s, 2014	3,285,175	3,055,213
		7,222,249

Total senior loans (cost $80,745,475)		$74,224,764

CONVERTIBLE BONDS AND NOTES (1.3%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$822,000	$435,660
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	665,000	605,150
Countrywide Financial Corp. cv. unsec. sr. FRN company
guaranty 0.758s, 2037	875,000	848,750
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027	1,425,000	1,027,781
Jazz Technologies, Inc. cv. company guaranty 8s, 2011	20,000	10,600
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	995,000	848,238
NII Holdings, Inc. cv. unsec. notes 3 1/8s, 2012	175,000	150,281
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	1,298,000	1,114,658
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	2,155,000	1,683,594
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037	1,070,000	1,098,088
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	1,310,000	1,267,425

Total convertible bonds and notes (cost $9,695,099)		$9,090,225

ASSET-BACKED SECURITIES (0.6%)(a)

	Principal amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	3,901,050	$1,178,921
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	2,909,742

Total asset-backed securities (cost $2,964,912)		$4,088,663

COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)(a)

	Principal amount	Value

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031	$1,581,791	$1,257,366
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033	1,025,000	677,423
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)	1,000,000	470,000
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)	365,000	160,600
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)	165,000	69,300

Total collateralized mortgage obligations (cost $3,123,108)		$2,634,689

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)

	Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.127s, 2012	$265,000	$105,470
Argentina (Republic of) bonds FRB zero %, 2013	2,000,000	963,000

Total foreign government bonds and notes (cost $1,139,158)		$1,068,470

SHORT-TERM INVESTMENTS (9.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.75% to 3.03% and
due dates ranging from September 2, 2008 to
October 28, 2008 (d)	$26,897,472	$26,863,875
Putnam Prime Money Market Fund (e)	36,604,041	36,604,041

Total short-term investments (cost $63,467,916)		$63,467,916

TOTAL INVESTMENTS

Total investments (cost $772,263,000) (b)		$708,574,310

FORWARD CURRENCY CONTRACTS TO BUY at 8/31/08 (aggregate face value $1,356,639) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Canadian Dollar	$567,121	$590,534	10/15/08	$(23,413)
Euro	725,336	766,105	9/17/08	(40,769)

Total				$(64,182)

FORWARD CURRENCY CONTRACTS TO SELL at 8/31/08 (Unaudited)
		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$7,285,167	$7,698,397	9/17/08	$413,230

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)
		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

JPMorgan Chase Bank, N.A.
$41,800,000	6/9/13	3 month USD-LIBOR-BBA	4.21875%	$536,433

Lehman Brothers Special Financing, Inc.
141,110,000	9/14/09	3 month USD-LIBOR-BBA	4.715%	4,695,332

Total				$5,231,765

CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$440,000	12/20/08	550 bp	$(6,374)

Nalco, Co.
7.75%,11/15/11	--		400,000	9/20/12	350 bp	(1,657)

Visteon Corp., 7%,
3/10/14	(179,297)		675,000	9/20/13	(500 bp)	103,057

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--		255,000	6/20/12	230 bp	(62,653)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		440,000	12/20/08	725 bp	(2,433)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		440,000	12/20/08	800 bp	(747)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		440,000	12/20/08	825 bp	(181)

Amkor Technologies,
Inc., 7 3/4%, 5/15/13	--		915,000	6/20/13	450 bp	(42,332)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		1,105,000	9/20/12	495 bp	(110,901)

Lear Corp., term loan	--		370,000	6/20/13	(225 bp)	39,852

Lear Corp., term loan	--		370,000	6/20/13	700 bp	--

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		320,000	6/20/13	585 bp	1,703

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		255,000	3/20/09	275 bp	2,929

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	153,000	3/20/13	(495 bp)	(350)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--		$495,000	6/20/09	165 bp	(36,721)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		720,000	6/20/17	297 bp	(69,255)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		790,000	3/20/09	600 bp	(7,879)

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11	--		370,000	12/20/12	363 bp	(1,435)

Goldman Sachs International
Allied Waste, N.A.
7 3/8%, 4/15/14	--		220,000	9/20/13	295 bp	9,896

Any one of the
underlying securities
in the basket of BB
CMBS securities	--		1,485,000	(a)	2.461%	(251,978)

General Motors Corp.,
7 1/8%, 7/15/13	--		365,000	9/20/08	620 bp	3,841

General Motors Corp.,
7 1/8%, 7/15/13	--		1,725,000	9/20/08	620 bp	18,151

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	340,000	12/20/10	(340 bp)	(1,045)

JPMorgan Chase Bank, N.A.
Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		$255,000	6/20/13	595 bp	2,640

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		115,000	3/20/13	685 bp	(3,103)

Lehman Brothers Special Financing, Inc.
Allied Waste, N.A.
7 3/8%, 4/15/14	--		220,000	9/20/13	275 bp	7,401

Community Health
Systems, 8 7/8%, 7/15/15	--		960,000	12/20/12	360 bp	(31,430)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	--		550,000	3/20/09	610 bp	(5,077)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--		185,000	3/20/13	645 bp	(7,620)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		830,000	6/20/13	740 bp	11,127

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--		930,000	9/20/12	395 bp	(8,956)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	155,000	12/20/10	(357 bp)	(1,366)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	$1,205,000	9/20/08	500 bp	8,747

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	720,000	6/20/17	295 bp	(70,091)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	50,000	6/20/09	190 bp	(3,590)

Aramark Services, Inc.,
8.5%, 2/1/15	--	780,000	12/20/12	355 bp	(16,931)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	720,000	6/20/12	225 bp	(38,064)

Nalco, Co. 7.75%,
11/15/11	--	405,000	9/20/12	330 bp	(5,065)

Nalco, Co. 7.75%,
11/15/11	--	530,000	3/20/13	460 bp	16,447

Total					$(561,443)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

Key to holding's currency abbreviations EUR Euro

NOTES

(a) Percentages indicated are based on net assets of $696,100,622.

(b) The aggregate identified cost on a tax basis is $772,273,722, resulting in gross unrealized appreciation and depreciation of $5,752,799 and $69,452,211, respectively, or net unrealized depreciation of $63,699,412.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at August 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2008, the value of securities loaned amounted to $26,208,096. The fund received cash collateral of $26,863,875 which is pooled with collateral of other Putnam funds into 78 issues of short-term investments.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $813,447 for the period ended August 31, 2008. During the period ended August 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $134,763,587 and $138,140,045, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at August 31, 2008.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of August 31, 2008, the fund had unfunded loan commitments of $494,896, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Bausch & Lomb, Inc.	$148,297
Community Health Systems, Inc.	83,236
Golden Nugget, Inc.	113,363
Hologic, Inc.	150,000

Totals	$494,896

At August 31, 2008, liquid assets totaling $974,602 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at August 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

Martket conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector, as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$36,604,041	$-

Level 2	$667,881,547	$5,019,370

Level 3	$4,088,722	$-

Total	$708,574,310	$5,019,370

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of August 31, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of October 31, 2008	$3,366,136	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$-	$-

Change in net unrealized appreciation (depreciation)	$722,586	$-

Net Purchases / Sales	$-	$-

Net Transfers in and/or out of Level 3	$-	$-

Balance as of August 31, 2008	$4,088,722	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008